Note 28 - Retained earnings, revaluation reserves and other reserves - Accumulated Income And Revaluation Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	€ 25,443	€ 23,641	€ 22,512
BBVA, S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	15,625	14,101	14,763
BBVA Bancomer [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	9,442	9,108	8,178
BBVA Seguros, S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(215)	(62)	261
Corporacion General Financiera, S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	1,202	1,187	1,192
BBVA Banco Provincial [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	1,749	1,752	1,751
BBVA Paraguay [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	108	98	90
BBVA Chile [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	951	1,264	1,115
Compania de Cartera e Inversiones, S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(20)	(27)	(16)
Anida Grupo Inmobiliario, S.L. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	515	528	527
BBVA Suiza,S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(57)	(1)	(4)
BBVA Continental [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	681	611	506
BBVA Luxinvest, S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	25	16	33
BBVA Colombia [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	926	803	656
BBVA Banco Frances [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	999	827	621
Banco Industrial De Bilbao,S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	25	61	33
Uno E Bank, S.A [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	0	0	(62)
Gran Jorge Juan,S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(47)	(30)	(40)
BBVA Portugal [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(436)	(477)	(511)
Participaciones Arenal, S.L. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(183)	(180)	(180)
BBVA Propiedad S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(503)	(431)	(412)
Anida Operaciones Singulares, S.L. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(4,881)	(4,127)	(3,962)
BBVA USA Bancshares [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(794)	(1,053)	(1,459)
Garanti Turkiye Bankasi [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	751	127	0
Unnim Group [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(576)	(477)	(403)
Bilbao Vizcaya Holding, S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	145	139	73
Pecri Inversion, S.L. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(73)	(75)	(78)
Other [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	127	25	(62)
Subtotal [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	25,486	23,708	22,610
Metrovacesa, S.A. [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	0	0	(143)
Metrovacesa Suelo [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	(53)	(52)	0
Other reserves in join ventures [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	9	(15)	45
Subtotal join ventures [Member]
Accumulate Income And Revaluation Reserves
Subtotal Accumulated Income And Revaluation Reserves	€ (44)	€ (67)	€ (98)